CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY - MXN ($) $ in Millions	Total Shareholders' Equity Attributable to the Parent	Capital	Accumulated Reserves	Profit Attributable to the Parent	Valuation Adjustments	Non-Controlling interest	Total
Equity at beginning of period at Dec. 31, 2018	$ 123,255	$ 25,660	$ 79,227	$ 19,353	$ (985)	$ 32	$ 123,287
Profit attributable to the Parent	20,381			20,381			20,381
Other changes in equity:
Transfer to Accumulated reserves			19,353	(19,353)
Dividends declared	(10,293)		(10,293)				(10,293)
Treasury shares	217		217				217
Paid interests on Subordinated Additional Tier I Capital Notes	(595)		(595)				(595)
Recognition of equity-settled share-based payments	(82)		(82)				(82)
Other changes in non-controlling interest						8	8
Other comprehensive income/(loss) for the year, net of income tax	1,875		(1,153)		3,028		1,875
Equity at end of period at Dec. 31, 2019	134,758	25,660	86,674	20,381	2,043	40	134,798
Profit attributable to the Parent	18,974			18,974			18,974
Other changes in equity:
Transfer to Accumulated reserves			20,381	(20,381)
Treasury shares	(58)		(58)				(58)
Paid interests on Subordinated Additional Tier I Capital Notes	(676)		(676)				(676)
Recognition of equity-settled share-based payments	39		39				39
Other changes in non-controlling interest						(3)	(3)
Other comprehensive income/(loss) for the year, net of income tax	760		(701)		1,461		760
Equity at end of period at Dec. 31, 2020	153,797	25,660	105,659	18,974	3,504	37	153,834
Profit attributable to the Parent	20,801			20,801			20,801
Other changes in equity:
Transfer to Accumulated reserves			18,974	(18,974)
Dividends declared	(4,921)		(4,921)				(4,921)
Treasury shares	138		138				138
Paid interests on Subordinated Additional Tier I Capital Notes	(751)		(751)				(751)
Recognition of equity-settled share-based payments	(369)		(369)				(369)
Other changes in non-controlling interest						11	11
Other comprehensive income/(loss) for the year, net of income tax	(5,155)		18		(5,173)		(5,155)
Equity at end of period at Dec. 31, 2021	$ 163,540	$ 25,660	$ 118,748	$ 20,801	$ (1,669)	$ 48	$ 163,588